POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MAY 23, 2011 TO THE
PROSPECTUS DATED AUGUST 31, 2010 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio

Effective immediately, the section titled "Additional Information About the Funds' Strategies and Risks—Additional Investment Strategies—Securities Lending" is hereby deleted and replaced with the following:

PowerShares International Dividend AchieversTM Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, PowerShares International Dividend AchieversTM Portfolio receives liquid collateral equal to at least 102% of the value of the loaned portfolio securities.

The section titled "Additional Information About the Funds' Strategies and Risks—Additional Risks of Investing in the Funds—Securities Lending" is hereby deleted and replaced with the following:

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If a Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and a Fund will bear any loss on the investment of cash collateral.

Please Retain This Supplement For Future Reference.

P-PS-PRO-STK-1 5/23/11

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MAY 23, 2011 TO THE
PROSPECTUS DATED AUGUST 31, 2010 OF:

PowerShares Dynamic MagniQuant Portfolio
PowerShares Dynamic Market Portfolio
PowerShares Dynamic OTC Portfolio
PowerShares FTSE RAFI US 1000 Portfolio
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

Effective immediately, the section titled "Additional Information About the Funds' Strategies and Risks—Additional Investment Strategies—Securities Lending" is hereby deleted and replaced with the following:

Each of PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, each such Fund receives liquid collateral equal to at least 102% of the value of the loaned portfolio securities.

The section titled "Additional Information About the Funds' Strategies and Risks—Additional Risks of Investing in the Funds—Securities Lending" is hereby deleted and replaced with the following:

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If a Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and a Fund will bear any loss on the investment of cash collateral.

Please Retain This Supplement For Future Reference.

P-PS-PRO-STK-2 5/23/11

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MAY 23, 2011 TO THE
PROSPECTUS DATED AUGUST 31, 2010 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares CleantechTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Global Listed Private Equity Portfolio
PowerShares Golden Dragon Halter USX China Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Morningstar StockInvestor Core Portfolio
PowerShares S&P 500 BuyWrite Portfolio
PowerShares S&P 500® High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio

Effective immediately, the section titled "Additional Information About the Funds' Strategies and Risks—Additional Investment Strategies—Securities Lending" is hereby deleted and replaced with the following:

Each of PowerShares CleantechTM Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Water Resources Portfolio and PowerShares WilderHill Clean Energy Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, each such Fund receives liquid collateral equal to at least 102% of the value of the loaned portfolio securities.

The section titled "Additional Information About the Funds' Strategies and Risks—Additional Risks of Investing in the Funds—Securities Lending" is hereby deleted and replaced with the following:

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If a Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and a Fund will bear any loss on the investment of cash collateral.

Please Retain This Supplement For Future Reference.

P-PS-PRO-STK-4 5/23/11

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MAY 23, 2011 TO THE
PROSPECTUS DATED AUGUST 31, 2010 OF:

PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares Zacks Micro Cap Portfolio

Effective immediately, the section titled "Additional Information About the Funds' Strategies and Risks—Additional Investment Strategies—Securities Lending" is hereby deleted and replaced with the following:

PowerShares Zacks Micro Cap Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, PowerShares Zacks Micro Cap Portfolio receives liquid collateral equal to at least 102% of the value of the loaned portfolio securities.

The section titled "Additional Information About the Funds' Strategies and Risks—Additional Risks of Investing in the Funds—Securities Lending" is hereby deleted and replaced with the following:

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If a Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and a Fund will bear any loss on the investment of cash collateral.

Please Retain This Supplement For Future Reference.

P-PS-PRO-STK-5 5/23/11

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MAY 23, 2011 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED AUGUST 31, 2010 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares Buyback AchieversTM Portfolio
PowerShares CleantechTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Dynamic Banking Portfolio
PowerShares Dynamic Basic Materials Sector Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio
PowerShares Dynamic Building & Construction Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio
PowerShares Dynamic Energy Sector Portfolio
PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Food & Beverage Portfolio
PowerShares Dynamic Healthcare Sector Portfolio
PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Insurance Portfolio
PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio
PowerShares Dynamic MagniQuant Portfolio
PowerShares Dynamic Market Portfolio
PowerShares Dynamic Media Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio
PowerShares Dynamic OTC Portfolio
PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Semiconductors Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares Dynamic Software Portfolio
PowerShares Dynamic Technology Sector Portfolio
PowerShares Dynamic Utilities Portfolio
PowerShares Financial Preferred Portfolio
PowerShares FTSE RAFI US 1000 Portfolio
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
PowerShares Global Listed Private Equity Portfolio

PowerShares Golden Dragon Halter USX China Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Morningstar StockInvestor Core Portfolio
PowerShares S&P 500® High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio
PowerShares Zacks Micro Cap Portfolio

Effective immediately, the section titled "Investment Policies and Risks—Loans of Portfolio Securities" is hereby deleted and replaced with the following:

Lending Portfolio Securities. Each of PowerShares CleantechTM Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio and PowerShares Zacks Micro Cap Portfolio may lend its portfolio securities (principally to brokers, dealers or other financial institutions) to generate additional income. Such loans are callable at any time and are continuously secured by segregated cash collateral equal to at least 102% of the market value, determined daily, of the loaned securities. Each such Fund may lend portfolio securities to the extent of one-third of its total assets. A Fund will loan its securities only to parties that the Adviser has determined are in good standing and when, in the Adviser's judgment, the potential income earned would justify the risks.

A Fund will not have the right to vote securities while they are on loan, but it will recall securities on loan if the Adviser determines that the shareholder meeting is called for purposes of voting on material events that could have a material impact on the Fund's loaned securities and for which the vote could be material to the Fund. A Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If a Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Securities lending also involves exposure to operational risk (the risk of loss resulting from errors in the settlement and accounting process) and "gap risk" (the risk that the return on cash collateral reinvestments will be less than the fees paid to the borrower).

Any cash received as collateral for loaned securities will be invested, in accordance with a Fund's investment guidelines, in an affiliated money market fund. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund will consider the loaned securities as assets of the Fund, but will not consider any collateral received as a Fund asset. A Fund will bear any loss on the investment of cash collateral.

For a discussion of the federal income tax considerations relating to lending portfolio securities, see "Taxes."

The following is hereby inserted between the section titled "Management—Distributor" and the section titled "Management—Aggregations":

Securities Lending Agents. Brown Brothers Harriman & Co. ("BBH") acts as the securities lending agent for PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares International Dividend AchieversTM Portfolio and PowerShares Water Resources Portfolio, and Citibank N.A. ("Citi") acts as the securities lending agent for PowerShares CleantechTM Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares WilderHill Clean Energy Portfolio and PowerShares Zacks Micro Cap Portfolio. In their capacity as securities lending agents, each of BBH and Citi, among other things: enters into and maintains securities loan agreements with borrowers, negotiates fees with borrowers, delivers securities to borrowers, receives collateral from borrowers in connection with each loan, holds and safekeeps the collateral on behalf of the applicable Funds and invests the cash collateral in accordance with the instructions received by the Adviser. The securities lending agents will receive fees from each applicable Fund and such fee will be calculated on, and deducted from, the Fund's securities lending revenues.

The following is hereby inserted after the fifteenth paragraph of the section titled "Taxes":

Securities Lending. While securities are loaned out by a Fund, the Fund will generally receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made "in lieu of" dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of federal income taxation for individuals on qualified dividends income, if otherwise available, nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made "in lieu of" dividends or interest may not qualify for the pass-through of foreign tax credits to shareholders.

Please Retain This Supplement For Future Reference.

P-PS-SOAI-STK-1 5/23/11